Capital - Transferability of available capital (Details)	12 Months Ended
Dec. 31, 2017
UK and Europe
Group objectives, policies and processes for managing capital
Shareholders' percentage share of the cost of declared policyholders' bonuses	0.111
Jackson (US insurance operations)
Group objectives, policies and processes for managing capital
Percentage of prior year end statutory surplus, above which dividends require prior regulatory approval	10.00%